Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 2,298,339	$ 3,713,311
VAT and other taxes payable	1,022,940	512,917
Investment consideration payable	647,529
Accrued expenses	348,836	372,790
Interest payable	148,046
Accrued expenses and other liabilities	$ 4,465,690	$ 4,599,018